STATEMENT OF CHANGES IN SHAREHOLDERS' EQUITY (USD $)	Common Stock	Accumulated Deficit During Development Stage	Total
Stockholders Equity, Beginning of Period, Value at Dec. 31, 2009
Stockholders Equity, Beginning of Period, Shares at Dec. 31, 2009
Issuance of founder shares, Value	185,000		185,000
Issuance of founder shares, Shares	9,250,000
Common stock issued for cash, Value	9,069		9,069
Common stock issued for cash, Shares	465,000
Common stock issued for services, Value	19,400		19,400
Common stock issued for services, Shares	970,000
Net loss		(204,431)	(204,431)
Stockholders' Equity, End of Period, Value at Dec. 31, 2010	213,469	(204,431)	9,038
Stockholders' Equity, End of Period, Shares at Dec. 31, 2010	10,685,000
Stockholders Equity, Beginning of Period, Value at Dec. 31, 2009
Stockholders Equity, Beginning of Period, Shares at Dec. 31, 2009
Common stock issued for services, Value	342,400.00
Common stock issued for services, Shares	17,535,000
Net loss			(369,101)
Stockholders' Equity, End of Period, Value at Dec. 31, 2013	351,700		(17,401)
Stockholders' Equity, End of Period, Shares at Dec. 31, 2013	17,535,000
Stockholders Equity, Beginning of Period, Value at Dec. 31, 2010	213,469	(204,431)	9,038
Stockholders Equity, Beginning of Period, Shares at Dec. 31, 2010	10,685,000
Issuance of common stock for asset purchase, Value	135,000		135,000
Issuance of common stock for asset purchase, Shares	6,750,000
Net loss		(4,067)	(4,067)
Stockholders' Equity, End of Period, Value at Dec. 31, 2011	348,469	(208,498)	139,971
Stockholders' Equity, End of Period, Shares at Dec. 31, 2011	17,435,000
Miscellaneous stock adjustment	231		231
Net loss		(143,704)	(143,704)
Stockholders' Equity, End of Period, Value at Dec. 31, 2012	348,700	(352,202)	(3,502)
Stockholders' Equity, End of Period, Shares at Dec. 31, 2012	17,435,000
Common stock issued for services, Value	3,000		3,000
Common stock issued for services, Shares	100,000
Net loss		(16,899)	(16,899)
Stockholders' Equity, End of Period, Value at Dec. 31, 2013	$ 351,700	$ (369,101)	$ (17,401)
Stockholders' Equity, End of Period, Shares at Dec. 31, 2013	17,535,000